Income tax expense	12 Months Ended
Dec. 31, 2019
Income tax expense
Income tax expense

25.         Income tax expense

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Loss before taxes	(158,213)	(65,847)	(27,479)
Income tax calculated at 25%	39,553	16,462	6,870
Effect of expenses that are not deductible in determining taxable results	(7,701)	(3,934)	(1,141)
Effect of stock issue expenses that are not deductible in determining taxable results	5,750	3,716	5,754
Effect of concessions (R&D incentives and grants)	572	430	453
Effect of tax losses carried forward not recognized (Netherlands)	(356)	—	—
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	—	—	19,378
Effect of tax losses carried forward not recognized (Belgium)	(11,314)	(5,511)	(27,413)
Effect of adjustments for current tax of prior periods (Belgium)	(3,876)	—	—
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	—	—	373
Effect of different tax rates in jurisdictions in which the company operates	(52)	(15)	(517)
Deferred tax asset other than loss carryforwards not recognized	(27,341)	(11,968)	(4,363)
Other	13	26	9
Income tax expense recognized in the consolidated statement of profit and loss	€(4,752)	€(794)	€(597)

The tax rate used for the 2019, 2018 and 2017 reconciliations above is the corporate income tax rate of 25% payable by corporate entities in the Netherlands.

The unrecognized deferred tax asset on deductible temporary differences and unused tax losses amounts to €40.0 million on December 31, 2019, compared to €29.3 million on December 31, 2018. Deferred tax have been measured using the effective rate that will apply in Belgium (25%). The Company has unused tax losses carried forward for an amount of €160.0 million on December 31, 2019 (compared to €117.1 million on December 31, 2018), of which €1.4 million will expire in 2028. This, combined with other temporary differences, resulted in a net deferred tax asset position. Due to the uncertainty surrounding the Company’s ability to realize taxable profits in the near future, the Company did not recognize any deferred tax assets.

As part of its business restructuring, the Company transferred the legal ownership of its intellectual property rights from the Dutch argenx SE to its wholly owned Belgian subsidiary, argenx BV, effective as of January 1, 2017, for an amount of €79.9 million. In 2019, the Company has obtained a tax ruling in Belgium which allows for a treatment of the aforementioned amount as a tax deductible cost in the Belgian subsidiary.